Employee Benefit Plan, Schedule, Asset Held for Investment	12 Months Ended
Dec. 31, 2025
EBP
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
KRAFT HEINZ SAVINGS PLAN
EIN: 25-0542520 PLAN 009
SCHEDULE H, Line 4i -- SCHEDULE OF ASSETS (HELD AT END OF YEAR) as of
December 31, 2025

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current Value
*	Participant Loans	Interest rates ranging from 3.25% to 9.50% as of December 31, 2025; Maturity dates through October 8, 2040	**	$32,234,790
		Total		$32,234,790

*	Denotes a party-in-interest, for which a statutory exemption exists.
**	Cost information is not required for participant-directed investments and therefore has not been included in this schedule.